Shareholder Report, Average Annual Return (Details)	12 Months Ended	29 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
C000241224
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory/Strategy Benchmark
Without Sales Load [Member] | C000241224
Average Annual Return [Line Items]
Average Annual Return, Percent	25.24%	15.01%
T. Rowe Index: MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%	14.36%